OPERATING LEASE	12 Months Ended
Dec. 31, 2015
OPERATING LEASE
OPERATING LEASE

Note 9—OPERATING LEASE

Lpath leases an 11,960 square foot laboratory and office facility in San Diego, California. The lease expires in November 2016. Monthly lease payments are $28,268, with annual escalations of 3%. The lease grants the Company the right to extend the lease for an additional five-year term.

Lpath’s rent expense totaled $390,000 and $385,000 for the years ended December 31, 2015 and 2014, respectively. Lpath’s sublease income amounted to $12,000 for the years ended December 31, 2015 and 2014.